Income Taxes (Deferred Income Tax Assets (Liabilities)) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Pension and other postretirement benefits	$ 169	$ 177
Tax credits and loss carryforwards	623	636
Capitalized research costs	272	224
Lease liabilities	112	126
Other	364	414
Deferred Tax Assets, Gross	1,540	1,577
Valuation allowances	(295)	(298)
Total deferred tax assets	1,245	1,279
Property, plant and equipment	854	914
Investments in subsidiaries	113	110
Goodwill	64	74
Lease assets	105	116
Other	203	174
Total deferred tax liabilities	1,339	1,388
Net deferred tax assets (liabilities)	$ (94)	$ (109)